                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                               601 Congress Street
                                Boston, MA 02210

May 2, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4644

     Re: John Hancock Variable Annuity Account JF ("Registrant") Registration Statement on Form N-4
           File No. 033-64947

Commissioners:

     Pursuant to Rule 497(j) of Regulation C of the Securities Act of 1933, we hereby certify on behalf of the Registrant, that the form of the prospectus and statement of additional information, each dated April 28, 2008, contain no changes from the form of prospectus and statement of additional information contained in the most recent Post Effective Amendment filed via EDGAR on Form N-4 on April 28, 2008.

     If you have any questions, please call me at (617) 663-3192 or, in my absence, Arnold R Bergman, Chief Counsel - Annuities, at (617) 663-2184.

Very truly yours,


/s/ Thomas J. Loftus

Thomas J. Loftus
Senior Counsel - Annuities